Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

July 29, 2005

Thomas A. Jones
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Pricester.com, Inc.
      Amendment 9 to Registration Statement on
      Form SB-2
      File No. 333-118993

Dear Mr. Jones:

Pursuant to the S.E.C. letter dated July 15, 2005, please note the following:

Prospectus Summary
1. It has been disclosed in the prospectus summary that Pricester Nevada has sufficient cash on hand to meet funding requirements for the next 60-90 days.

Pricester Products and Services
2. It has been clarified that the infomercial and commercial relate specifically to Pricester Complete.

Live Ops is the name of the call center Pricester Nevada had tested previously but which could not handle the expected call level.
Distributor refers to salesmen of Pricester Nevada.   As a result, the
language regarding Live Ops or Distributors has been revised for clarity as follows:

On March 10, 2005, we entered into an advertising
agreement with MoreMedia Direct for the development of a
per-inquiry advertising campaign for our infomercial
relating to Pricester Complete.   MoreMedia Direct will
receive $79.98 net per sale generated by MoreMedia
Direct's Per Inquiry network.  In addition, MoreMedia
Direct will receive one share of Pricester Nevada stock for every sale generated either by Pricester Nevada's call center or our salesmen for the life of the media relationship.

Additionally, the material terms of the agreement have been disclosed as follows:

The agreement requires a deposit of $3,999, which
represents a pre-payment of 50 orders.   This payment is
to be made in 2 parts, $2,000 that was deposited
immediately and the $1,999 to be deposited once the first
airing is in place.   Pricester Nevada and MoreMedia
Direct reserve the right to discontinue the campaign at
any time with thirty days prior written notice.
MoreMedia Direct has negotiated PI spots on various
networks.   This program is on hold until we successfully
reach an agreement with a call center.   We also intend
to secure PI (Per Inquiry) deals with television, radio, newspapers and magazines on a commission only basis.
These deals will not require commission payments unless they generate sales.

Third Party Providers
3.   The amount of revenue received from the relationship with World
Choice has been disclosed.   Additionally, the commission discussion
has been revised to provide a concise description of the terms.   As a
result or the revisions, no examples have been added.

   -  Commissions.   Pricester Nevada shall earn
commissions for each sale of a product or service made by
an end user through World Choice's Reservation Services
via online and, if available, via the customer call
concept.   We shall receive commission payments from
World Choice based on a varying percentage commission structure ranging from:
   - 2.5% to 5% of net gross sales for last minute deals and custom trip reservation services;
   - 30% to 60% of the fees World Choice collects or 6% to 10% of net gross sales for hotel bookings depending on the type of booking; and
   - set commissions ranging from $5.00 to $7.50 for air, golf, cruise, travel insurance reservation services and 50% of the fees World Choice collects for car rental.

To date, Pricester Nevada has not received any
commissions under this agreement.   The travel sector is
not our main focus and will require target marketing to
travel consumers that is not yet in place.   There can be
no assurance that World Choice will not terminate the
agreement due to the lack of commissions.   Management is
of the opinion that a termination of this agreement would not have a material negative effect on our operations and that similar terms could be obtained with other reservation services companies.

Certain Relationships and Related Transactions
4.   A description of the organizational and developmental services to
be provided has been included.   The reference to the value of the
services has been deleted.

In July 2004, Pricester Nevada entered into an Agreement
for Lock-Up and Issuance of Shares with Dennis Jordan, a
former officer and director of Pricester Nevada and James
DePelisi, a consultant to Pricester Florida, whereby
Messrs. Jordan and DePelisi each agreed to a one year
lockup of 95,000 common shares from the effective date of
this registration statement and Pricester Nevada agreed
to issue 250,000 common shares each to Messrs. Jordan and
Depelisi individually for organizational and
developmental services to be provided upon completion of
this offering.   These services include but are not
limited to assistance in:
   -  recruitment and supervision of professionals
   -  strategic corporate planning
   -  contract negotiations, and
   -  corporate governance and regulatory compliance

The reference to the value of the services has been deleted but the disclosure has been revised as shown below.

5. The effect on Pricester Nevada due to the transfer of shares from Mr. Puentes has been quantified to the extent practical as follows:

On April 1, 2005, Joe Puentes transferred a total of
500,000 Pricester Nevada common shares held by him on
behalf of Pricester Nevada to Messrs. Jordan and Depelisi
for no consideration.   Due to the issuance, Pricester
Nevada's accounts payable will be reduced by the value of the services to be provided, estimated at approximately
$100,000 or $.20 per common share transferred by Mr.
Puentes.

On August 29, 2004, Dennis Jordan agreed to a one year lockup from the effective date of this registration statement of an additional 44,650 common shares.

In March 2004, Joe Puentes, an officer and director of
Pricester Nevada, sold 3,500,000 Pricester Florida common
shares to Bernard Gutman, an officer and director of
Pricester Nevada for $.00001 per common share.   On April
1, 2005, Bernard Gutman, chairman and director of Pricester Nevada sold 3,000,000 of those 3,500,000
Pricester Nevada common shares back to Joe Puentes, an officer and director of Pricester Nevada for $.00001 per common share.

In March 2005, Mr. Puentes transferred 32,000 Pricester
Nevada common shares held by him on behalf of Pricester
Nevada to Bay Proby & Associates for no consideration.
Due to the issuance, Pricester Nevada's accounts payable was reduced by $12,500 or $.39 per common share transferred by Mr. Puentes.

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require any further information or documentation regarding the above.


Very truly yours,

/s/Jody M. Walker
------------------------------------
Jody M. Walker, Attorney At Law